UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Shumway Capital Partners LLC

Address:  One Fawcett Place
          Greenwich, CT 06830

13F File Number: 028-10734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth F. Palumbo
Title:    Chief Financial Officer
Phone:    (203) 485-8550

Signature, Place and Date of Signing:


/s/ Kenneth F. Palumbo             Greenwich, CT                August 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                      [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total: $2,998,268
                                        (thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name
---       --------------------     ----

1.        28-11725                 SCP Ocean Master Fund, LP
2.        28-11269                 SCP Ocean Fund, LP
3.        28-11268                 SCP Atlantic Fund, LP
4.        28-11723                 SCP Atlantic Master Fund, LP
5.        28-11732                 SCP Sakonnet Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
          COLUMN 1                 COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5          COL 6    COL 7       COLUMN 8
                                                               VALUE     SHS OR     SH/ PUT/   INVSTMT   OTHR     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS      CUSIP     (x$1000)   PRN AMT    PRN CALL   DISCRTN   MGRS   SOLE       SHRD NONE
ACTIVISION INC NEW             COM NEW            004930202    48,199     2,581,606 SH         SOLE      NONE    2,581,606
AMDOCS LTD COM STK             ORD                G02602103    48,357     1,214,386 SH         SOLE      NONE    1,214,386
AMERICA MOVIL SAB DE CV        SPON ADR L SHS     02364W105   206,649     3,336,814 SH         SOLE      NONE    3,336,814
BURLINGTON NORTHN SANTA FE C   COM                12189T104    83,105       976,100 SH         SOLE      NONE      976,100
CHICAGO MERCANTILE HLDGS INC   CL A               167760107    96,612       180,800 SH         SOLE      NONE      180,800
COGENT COMM GROUP INC          COM NEW            19239V302     2,275        76,149 SH         SOLE      NONE       76,149
CVS CAREMARK CORPORATION       COM                126650100    91,214     2,502,440 SH         SOLE      NONE    2,502,440
DADE BEHRING HLDGS INC         COM                23342J206    85,268     1,605,197 SH         SOLE      NONE    1,605,197
DIGITAL RLTY TR INC            COM                253868103    71,171     1,888,814 SH         SOLE      NONE    1,888,814
E M C CORP MASS                COM                268648102    97,271     5,374,097 SH         SOLE      NONE    5,374,097
EQUINIX INC                    COM NEW            29444U502    50,195       548,763 SH         SOLE      NONE      548,763
FOSTER WHEELER LTD             SHS NEW            G36535139    95,213       889,922 SH         SOLE      NONE      889,922
FREEPORT-MCMORAN COPPER & GO   COM                35671D857    27,745       335,000     PUT    SOLE      NONE      335,000
GOLDMAN SACHS GROUP INC        COM                38141G104   137,426       634,030 SH         SOLE      NONE      634,030
GOOGLE INC                     CL A               38259P508   123,686       236,629 SH         SOLE      NONE      236,629
KYPHON INC                     COM                501577100     2,716        56,400 SH         SOLE      NONE       56,400
LEAP WIRELESS INTL INC         COM NEW            521863308    80,719       955,254 SH         SOLE      NONE      955,254
LIBERTY GLOBAL INC             COM SER A          530555101   222,659     5,425,403 SH         SOLE      NONE    5,425,403
LIBERTY GLOBAL INC             COM SER C          530555309    79,651     2,026,743 SH         SOLE      NONE    2,026,743
MASTERCARD INC                 CL A               57636Q104   133,514       804,930 SH         SOLE      NONE      804,930
MEDTRONIC INC                  COM                585055106   127,814     2,464,606 SH         SOLE      NONE    2,464,606
MENS WEARHOUSE INC             COM                587118100   111,482     2,182,928 SH         SOLE      NONE    2,182,928
PRICELINE COM INC              COM NEW            741503403    25,591       372,289 SH         SOLE      NONE      372,289
QUALCOMM INC                   COM                747525103   341,110     7,861,496 SH         SOLE      NONE    7,861,496
QUALCOMM INC                   COM                747525103     2,907        67,000     CALL   SOLE      NONE       67,000
RESEARCH IN MOTION LTD         COM                760975102   235,018     1,175,151 SH         SOLE      NONE    1,175,151
SHIRE PLC                      SPONSORED ADR      82481R106    31,287       422,055 SH         SOLE      NONE      422,055
SIRIUS SATELLITE RADIO INC     NOTE  2.500% 2/1   82966UAC7    30,048    30,200,000 PRN        SOLE      NONE   30,200,000
TEVA PHARMACEUTICAL INDS LTD   ADR                881624209   189,543     4,594,986 SH         SOLE      NONE    4,594,986
UNITED THERAPEUTICS CORP DEL   COM                91307C102    82,361     1,291,741 SH         SOLE      NONE    1,291,741
WATERS CORP                    COM                941848103       623        10,500 SH         SOLE      NONE       10,500
XM SATELLITE RADIO HLDGS INC   CL A               983759101    36,839     3,129,933 SH         SOLE      NONE    3,129,933

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